Long-Term Debt Long Term Debt - Schedule of Interest Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Amortization of discount and prepaid debt issuance costs	$ 48,495	$ 48,696	$ 24,622
Intelsat S.A [Member] | Convertible Debt [Member] | Convertible Senior Notes Due June 2025 [Member]
Debt Instrument [Line Items]
Coupon interest	9,710
Amortization of discount and prepaid debt issuance costs	7,654
Total interest expense	$ 17,364